7. RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2015
Related Parties Tables
Related Parties

Name of related parties	Relationship with the Company
Mr. Wenyi Yu	Chief Executive Officer, and Chairman of the Board of the Company
Ms. Keren Zhao	Stockholder, Director of the Board of the Company
Scott Marchant	Secretary of board of directors

Additional Paid in Capital
	December 31, 2015 ($)	December 31, 2014 ($)
Cash contributed by Mr. Wenyi Yu	117,695	56,106
Cash contributed by Ms. Keren Zhao	—	98,000
Unpaid salary forgiven by Mr. Wenyi Yu	20,000	8,564
Unpaid salary forgiven by Ms. Keren Zhao	8,000	12,000
Expenses paid out of pocket by Mr. Wenyi Yu	23,318	134,115
Total	169,013	308,785